Leases - Reconciliation (Details) - USD ($)		12 Months Ended
	Jun. 21, 2022	Dec. 31, 2023	Dec. 31, 2022
Contractual cash payments for the remaining lease term
2024		$ 136,917
2025		116,250
Less implied interest		19,540
Total		$ 233,627
Operating Lease, Discount rate applied		8.47%
Remaining lease term (months)		22 months
Right-of-use lease asset:
Right-of-use lease asset, Beginning balance		$ 340,987	$ 106,155
New lease extension	$ 347,546
Less: reduction/amortization		111,153	112,714
Right-of-use lease asset, Ending balance		229,834	340,987
Lease liability:
Lease liability, Beginning		342,575	106,151
New lease extension	$ 347,546
Less: repayments		108,948	111,122
Lease liability, Ending		233,627	342,575
Lease expense
Lease expense		$ 136,022	$ 134,892